Nature of business and organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of company and its subsidiaries

Details of the Company and its subsidiaries (together the “Company” or the “Group”) are set out in the table as follows:

Name	Date of incorporation	Place of incorporation	Principal activities
Fenbo Holdings Limited	September 30, 2022	Cayman Islands	Investment holding
Rich Legend Holdings Limited (“RLHL”)	October 21, 2022	The British Virgin Islands	Intermediate holding company
Fenbo Industries Limited (“Fenbo Industries”)	June 17, 1993	Hong Kong	Intermediate holding company and trading of electronic appliance
Fenbo Plastic Products Factory (Shenzhen) Limited (“Fenbo SZ”)	October 19, 2010	People’s Republic of China (“PRC”)	Manufacture and production of electronic appliance
Able Industries Limited (“Able Industries”)	November 7, 2005	Hong Kong	Marketing

Schedule of reorganization

Immediately before a series of transactions (“Reorganization”) as detailed below, the capital structure of the Group was as follows:

	Number of ordinary shares
Shareholder	The Company	RLHL	Fenbo Industries	Fenbo SZ	Able Industries
Mr. Kin Shing Li (“Mr. Li)	10,000	1	1,999,999	-	500,000
Mr. Allan Li	-	-	1	-	-
Fenbo Industries	-	-	-	5,000,000	-
Total	10,000	1	2,000,000	5,000,000	500,000

	Number of ordinary shares
Shareholder	The Company	RLHL	Fenbo Industries	Fenbo SZ	Able Industries
LMIL	10,000,000	-	-	-	-
The Company	-	10	-	-	-
RLHL	-		2,000,000	-	500,000
Fenbo Industries	-	-	-	5,000,000	-
Total	10,000,000	10	2,000,000	5,000,000	500,000